Investment in Associates - Summary of Investments in Associates and Financial Information (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Investment amount	$ 9,605
Income	532
Assets	33,610,056	$ 29,323,338
LIABILITIES	30,283,718	25,885,778
Equity	1,862,826	1,862,826	$ 1,862,826
Income	124,522	$ 166,854	$ 62,825
Associates
Disclosure of associates [line items]
Assets	1,248,595
LIABILITIES	1,148,253
Equity	73,362
Income	$ 26,980
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share	12.90%
Investment amount	$ 2,281
Income	(133)
Assets	31,147
LIABILITIES	13,472
Equity	4,097
Income	$ 13,578
Transbank S.A
Disclosure of associates [line items]
Entity's share	8.72%
Investment amount	$ 7,324
Income	665
Assets	1,217,448
LIABILITIES	1,134,781
Equity	69,265
Income	$ 13,402